Share-based compensation (Tables)	12 Months Ended
Sep. 30, 2024
Share-based compensation
Summary of share-based compensation expense

	Year ended	Year ended	Year ended
	30 September	30 September	30 September
	2024	2023	2022
	$'000	$'000	$'000
Share option (credit)/charge included in administrative expenses	(1,043)	(14)	177
RSU compensation for the year included in administrative expenses	(593)	14,132	21,565
	(1,636)	14,118	21,742

Summary of share options granted during the period

	2024		2023		2022
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	exercise
	Share options	Price ($)	Share options	Price (£)	Share options	Price (£)
Outstanding at beginning of period	252,136	0.0025	320,193	0.0025	338,075	0.0025
Granted during the period	—	—	—	—	—
Forfeited/lapsed during the period	(19,416)	0.0025	(566)	0.0025	(17,882)	0.0025
Exercised during the period	(107,685)	—	(67,491)	—	—	—
Outstanding at end of period	125,035	0.0025	252,136	0.0025	320,193	0.0025
Exercisable at end of period	92,205		67,971		50,122

Summary of inputs into the Black-Scholes model

	2024	2023	2022
Weighted average share price (£)	—	—	3.30
Weighted average exercise price (£)	—	—	0.0001
Expected volatility	—	—	50%
Expected life	—	—	5 years
Risk-free rate	—	—	0.1%
Expected dividend yield	—	—	0%

Summary of RSU

	2024			2023			2022
		Weighted	Weighted		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average		Average	Average
		grant date fair	remaining term		grant date fair	remaining term		grant date fair	remaining term
	Number	value per share	to vest/distribute	Number	value per share	to vest/distribute	Number	value per share	to vest/distribute
	of awards	Price ($)	(yrs)	of awards	Price ($)	(yrs)	of awards	Price ($)	(yrs)
Outstanding at beginning of period	156,746	—		107,709	—		—	—
Granted during the period	180,106	13.41		124,096	77.17		110,591	438.07
Forfeited/lapsed during the period	(41,062)	312.79		(12,376)	126.33		(2,882)	380.87
Vested during the period	(69,863)	156.98		(62,683)	305.75		—	—
Outstanding at end of period	225,927	66.70	1.93	156,746	229.66	1.4742	107,709	439.42	2.8598